SCHEDULE OF INVESTMENTS (Unaudited) March 31, 2020 Sit Large Cap Growth Fund Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 98.6%
Communications - 1.1%
Verizon Communications, Inc.	20,925	1,124,300

Consumer Durables - 0.7%
YETI Holdings, Inc. *	36,425	711,016

Consumer Non-Durables - 5.4%
Constellation Brands, Inc.	7,425	1,064,448
Estee Lauder Cos., Inc. - Class A	9,800	1,561,532
Mondelez International, Inc.	17,900	896,432
NIKE, Inc.	5,125	424,042
PepsiCo, Inc.	13,125	1,576,312

		5,522,766

Consumer Services - 6.8%
McDonald’s Corp.	6,650	1,099,578
Starbucks Corp.	21,900	1,439,706
Visa, Inc.	23,525	3,790,348
Walt Disney Co.	6,200	598,920

		6,928,552

Electronic Technology - 16.1%
Advanced Micro Devices, Inc. *	11,875	540,075
Apple, Inc.	34,475	8,766,648
Applied Materials, Inc.	38,900	1,782,398
Broadcom, Inc.	7,800	1,849,380
Ciena Corp. *	22,200	883,782
Intel Corp.	16,800	909,216
Keysight Technologies, Inc. *	7,875	658,980
NVIDIA Corp.	3,725	981,910

		16,372,389

Finance - 3.9%
Aon, PLC	5,975	986,114
Bank of America Corp.	10,425	221,323
Chubb, Ltd.	5,050	564,034
Goldman Sachs Group, Inc.	5,150	796,139
JPMorgan Chase & Co.	4,900	441,147
T Rowe Price Group, Inc.	9,725	949,646

		3,958,403

Health Services - 3.7%
HCA Healthcare, Inc.	8,100	727,785
UnitedHealth Group, Inc.	11,925	2,973,856

		3,701,641

Name of Issuer	Quantity	Fair Value ($)

Health Technology - 7.7%
Abbott Laboratories	15,500	1,223,105
Boston Scientific Corp. *	26,975	880,194
DexCom, Inc. *	4,050	1,090,544
Illumina, Inc. *	1,800	491,616
Intuitive Surgical, Inc. *	2,800	1,386,588
Johnson & Johnson	9,400	1,232,622
Thermo Fisher Scientific, Inc.	5,250	1,488,900

		7,793,569

Process Industries - 2.7%
Ecolab, Inc.	8,425	1,312,868
Sherwin-Williams Co.	3,150	1,447,488

		2,760,356

Producer Manufacturing - 5.7%
3M Co.	3,900	532,389
Honeywell International, Inc.	8,425	1,127,181
L3Harris Technologies, Inc.	6,550	1,179,786
Northrop Grumman Corp.	2,700	816,885
Raytheon Co.	5,000	655,750
Trane Technologies, PLC	8,900	735,051
United Technologies Corp.	7,300	688,609

		5,735,651

Retail Trade - 8.9%
Amazon.com, Inc. *	3,150	6,141,618
Home Depot, Inc.	9,825	1,834,426
TJX Cos., Inc.	22,700	1,085,287

		9,061,331

Technology Services - 33.3%
Accenture, PLC	11,425	1,865,246
Adobe, Inc. *	8,750	2,784,600
Alphabet, Inc. - Class A *	625	726,219
Alphabet, Inc. - Class C *	4,635	5,389,624
Atlassian Corp., PLC *	10,375	1,424,072
Autodesk, Inc. *	8,300	1,295,630
Facebook, Inc. *	21,250	3,544,500
Intuit, Inc.	6,100	1,403,000
Microsoft Corp.	59,900	9,446,829
Paycom Software, Inc. *	1,300	262,613
PayPal Holdings, Inc. *	19,300	1,847,782
salesforce.com, Inc. *	18,825	2,710,424
Splunk, Inc. *	8,100	1,022,463

		33,723,002

MARCH 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited) March 31, 2020 Sit Large Cap Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)
Transportation - 1.8%
FedEx Corp.	3,300	400,158
Union Pacific Corp.	10,150	1,431,556

		1,831,714

Utilities - 0.8%
NextEra Energy, Inc.	3,275	788,030

Total Common Stocks (cost: $56,068,327)		100,012,720

Name of Issuer	Quantity	Fair Value ($)

Short-Term Securities - 1.5%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.30%	1,470,344	1,470,344

(cost: $1,470,344)

Total Investments in Securities - 100.1% (cost: $57,538,671)		101,483,064
Other Assets and Liabilities, net - (0.1%)		(100,983)

Total Net Assets - 100.0%		$101,382,081

*	Non-income producing security.

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of March 31, 2020 is as follows:

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	100,012,720	—	—	100,012,720
Short-Term Securities	1,470,344	—	—	1,470,344

Total:	101,483,064	—	—	101,483,064

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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